Additional Information on Financial Instruments	12 Months Ended
Dec. 31, 2021
Additional Information on Financial Instruments
Additional Information on Financial Instruments

24. Additional Information on Financial Instruments

The following table presents the carrying amounts and the fair values of financial assets and liabilities by classes and categories in accordance with of IFRS 9 as at December 31, 2021 and as at December 31, 2020.

	Category	December 31, 2021
	according to		Carrying	Fair
in EUR	IFRS 9	Level	Amount	Value*
Non-current assets
Rental deposits (Financial assets)	AC		24,624	—
Investments in securities (Financial assets)	FVTPL	3	1,123,988	1,123,988
Current assets
Trade accounts receivables	AC		28,707,048	—
Trade accounts receivables (subject to factoring)	FVTPL	3	2,420,512	2,420,512
Cash and cash equivalents	AC		58,004,145	—
Financial assets measured at AC			86,735,817
Financial assets measured at FVTPL			3,544,498

Non-current liabilities
Non-current loans	AC	3	700,568	677,598
Current liabilities
Current loans	AC		34,557,415	—
Trade accounts payable	AC		33,447,088	—
Other current financial liabilities	AC		7,254,176	—
Financial liabilities measured at AC			75,959,246

*The Group has not disclosed the fair values of short-term financial instruments if the carrying amount represents an appropriate representation of the instruments fair value. Furthermore, the Group has not disclosed the fair values of its rent deposits as the effect resulting from discounting future cash flows is immaterial and thus the carrying amount being an adequate approximation of fair value.

	Category	December 31, 2020
	according to		Carrying	Fair
in EUR	IFRS 9	Level	Amount	Value*
Non-current assets
Rental Deposits (Financial assets)	AC		155,105	—
Current assets
Trade accounts receivables	AC		26,377,820	—
Cash and cash equivalents	AC		81,021,280	—
Financial assets measured at AC			107,554,205

Non-current liabilities
Non‑current Loans	AC	3	1,639,813	1,590,461
Current liabilities
Current Loans	AC		20,646,533	—
Trade accounts payable	AC		30,610,890	—
Other financial liabilities	AC		3,949,072	—
Trade accounts payable	AC	3	—	—
Other current financial liabilities		3
Financial liabilities measured at AC			56,846,308	—

*The Group has not disclosed the fair values of short-term financial instruments if the carrying amount represents an appropriate representation of the instruments fair value. Furthermore, the Group has not disclosed the fair values of its rent deposits as the effect resulting from discounting future cash flows is immaterial and thus the carrying amount being an adequate approximation of fair value.

The fair value of trade accounts receivables which will be sold under the Group’s factoring arrangement is determined by applying an appropriate adjustment factor to the nominal amount of the receivable. As adjustment factors are not observable, fair value hierarchy Level 3 applies. The adjustment factor is derived on discounts generally charged by credit institutions when buying receivables under factoring arrangements.

The fair value of non‑current interest bearing loans is determined by discounting the related future cash flows using a risk-adjusted discount rate. Based on non-observable credit spreads used to determine risk adjustments, fair value hierarchy Level 3 applies. For detailed information on other financial liabilities see Note 15.

As the equity instruments were acquired at the end of September 2021 and as there is no indication of change in the general economic situation nor in the situation of the company SigmaSense LLC, for which no observable share price exists (fair value hierarchy Level 3), the (initial) cost of the shares is the best available estimate of fair value. For detailed information see Note 8.

In 2021, the net gains on financial assets mandatorily measured at FVTPL amounted to TEUR 374. In the same period, the net loss on financial liabilities measured at AC amounted to TEUR 903, primarily related to interest expenses, while the net loss on financial assets measured at AC amounted to TEUR 280, primarily related to expected credit losses as well as losses from credit impaired trade accounts receivables. For further information please see Note 10 and Note 21.

The following table shows a reconciliation from the opening balances to the closing balances for financial instruments that present Level 3 fair values:

	Financial assets
	Promissory	Equity	Trade accounts
in EUR	Note	Instruments	receivables
Balance at January 1, 2021
Purchases	738,007	—	2,432,086
Fair value gains / (losses) (see financial result)	352,101	—	(11,574)
Conversion to equity instruments	(1,090,108)	1,090,108	—
Currency translation effect (see other operating income)	—	33,879	—
Balance at December 31, 2021	—	1,123,988	2,420,512
Net gains / (losses) during the financial year	352,101	33,879	(11,574)

Neither in 2021 nor in 2020 any transfers between the fair value levels occurred.

Regarding the equity instruments, a shift of 10% in the share price would result in a shift in the fair value of the equity instruments amounting to the same percentage.

Regarding the Level 3 trade accounts receivables, a shift in the adjustment factor of 0.5 percentage points would result in an insignificant change in the fair value of the trade accounts receivables.